Commitments and contingencies - Contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries [member] | Contingent liabilities
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 1,721	€ 1,570
Other guarantees	54	505
Associates
Guarantees and other contingent commitments
Financing commitments	10	20
Associates | Financing commitments
Guarantees and other contingent commitments
Financing commitments	10	20
Other companies | Contingent liabilities
Guarantees and other contingent commitments
Other guarantees	5	25
Customers | Contingent liabilities
Guarantees and other contingent commitments
Guarantees issued by Nokia	969	1,041
Customers | Financing commitments
Guarantees and other contingent commitments
Financing commitments	303	313
Private Venture Funds | Financing commitments
Guarantees and other contingent commitments
Financing commitments	€ 244	€ 314